UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  February 28
Date of reporting period:  August 31, 2024
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Innovators ETF

BNY Mellon Women’s Opportunities ETF

Item 1. Reports to Stockholders.
(a)     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon Innovators ETF

Semi-Annual Shareholder Report

August 31, 2024

Ticker - BKIV (The NASDAQ Stock Market LLC)

This semi-annual shareholder report contains important information about BNY Mellon Innovators ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Innovators ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 8/31/24)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$15	51	25.96%

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
NVIDIA Corp. -	13.6%
Alphabet, Inc., Class C -	5.1%
Insmed, Inc. -	4.4%
CoStar Group, Inc. -	3.7%
Netflix, Inc. -	3.6%
Inspire Medical Systems, Inc. -	3.0%
Repligen Corp. -	3.0%
Klaviyo, Inc., Class A -	2.9%
Sarepta Therapeutics, Inc. -	2.7%
Freshpet, Inc. -	2.5%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.0%
Investment Companies	0.6%
Energy	1.7%
Financials	3.1%
Real Estate	3.7%
Consumer Staples	5.6%
Consumer Discretionary	6.4%
Communication Services	13.7%
Information Technology	28.4%
Health Care	36.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4867SA0824

BNY Mellon Women's Opportunities ETF

Semi-Annual Shareholder Report

August 31, 2024

Ticker - BKWO (The NASDAQ Stock Market LLC)

This semi-annual shareholder report contains important information about BNY Mellon Women's Opportunities ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Women's Opportunities ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 8/31/24)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$13	50	19.07%

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Microsoft Corp. -	8.2%
NVIDIA Corp. -	7.8%
Amazon.com, Inc. -	5.7%
Apple, Inc. -	5.1%
JPMorgan Chase & Co. -	3.8%
Meta Platforms, Inc., Class A -	3.4%
AbbVie, Inc. -	3.2%
Eli Lilly & Co. -	2.9%
Uber Technologies, Inc. -	2.9%
Mastercard, Inc., Class A -	2.8%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.0%
Materials	0.7%
Real Estate	1.0%
Investment Companies	1.1%
Utilities	1.7%
Energy	3.1%
Consumer Staples	3.8%
Communication Services	5.0%
Consumer Discretionary	9.3%
Industrials	10.1%
Financials	11.3%
Health Care	18.9%
Information Technology	34.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4868SA0824

Item 1. Reports to Stockholders (cont.).
(b)     Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)     The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)      Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2024
BNY Mellon Innovators ETF: BKIV
Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC
IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.
Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 14
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 15
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 16
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 17
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
BNY Mellon Innovators ETF
Statement of Investments
August 31, 2024 (Unaudited)
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description Shares Value ($)
Common Stocks – 99.4%
Banks – 1.1%
JPMorgan Chase & Co. 692 155,562
Consumer Discretionary Distribution & Retail – 1.2%
Chewy, Inc., Class A
(a)
6,352 181,349
Consumer Durables & Apparel – 1.5%
Lululemon Athletica, Inc.
(a)
849 220,290
Consumer Services – 3.7%
Airbnb, Inc., Class A
(a)
1,525 178,898
DraftKings, Inc., Class A
(a)
4,816 166,152
Dutch Bros, Inc., Class A
(a)
6,456 200,136
545,186
Energy – 1.7%
Cactus, Inc., Class A 4,275 254,448
Financial Services – 2.0%
Block, Inc., Class A
(a)
4,376 289,166
Food, Beverage & Tobacco – 5.6%
Celsius Holdings, Inc.
(a)(b)
7,465 283,894
Freshpet, Inc.
(a)(b)
2,746 373,456
Vital Farms, Inc.
(a)
5,341 167,974
825,324
Health Care Equipment & Services – 14.8%
Align Technology, Inc.
(a)
1,528 362,472
DexCom, Inc.
(a)
3,993 276,875
Guardant Health, Inc.
(a)
4,929 126,084
Inspire Medical Systems, Inc.
(a)
2,464 443,076
Intuitive Surgical, Inc.
(a)
715 352,230
iRhythm Technologies, Inc.
(a)
1,496 106,037
Privia Health Group, Inc.
(a)
6,492 130,749
PROCEPT BioRobotics Corp.
(a)
1,065 84,135
TransMedics Group, Inc.
(a)
1,780 299,147
2,180,805
Media & Entertainment – 13.7%
Alphabet, Inc., Class C 4,532 748,278
Liberty Media Corp.-Liberty Formula One, Class C
(a)
2,974 232,121
Netflix, Inc.
(a)
748 524,610
Reddit, Inc., Class A
(a)
3,508 210,585
Trade Desk, Inc. (The), Class A
(a)
2,939 307,214
2,022,808
Pharmaceuticals, Biotechnology & Life Sciences – 22.0%
Alnylam Pharmaceuticals, Inc.
(a)
1,139 299,204
Ascendis Pharma A/S, ADR
(a)
2,002 277,177
Crinetics Pharmaceuticals, Inc.
(a)
2,332 123,736
Denali Therapeutics, Inc.
(a)
5,554 135,740
Grail, Inc.
(a)
3,482 49,131
Illumina, Inc.
(a)
1,673 219,832
Insmed, Inc.
(a)
8,426 644,336
Keros Therapeutics, Inc.
(a)
2,382 108,024
Natera, Inc.
(a)
2,004 236,993
Pacific Biosciences of California, Inc.
(a)
42,549 58,292
Repligen Corp.
(a)(b)
2,916 440,112
Sarepta Therapeutics, Inc.
(a)
2,907 394,712
Twist Bioscience Corp.
(a)(b)
4,124 178,322

4
Statement of Investments
(continued)
See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 22.0% (continued)
Xenon Pharmaceuticals, Inc.
(a)
1,879 75,799
3,241,410
Real Estate Management & Development – 3.7%
CoStar Group, Inc.
(a)
7,010 541,873
Semiconductors & Semiconductor Equipment – 13.6%
NVIDIA Corp. 16,708 1,994,434
Software & Services – 14.1%
Confluent, Inc., Class A
(a)
14,361 304,740
CyberArk Software Ltd.
(a)
767 219,930
HubSpot, Inc.
(a)
182 90,831
Klaviyo, Inc., Class A
(a)
13,528 425,591
Monday.com Ltd.
(a)
1,141 303,380
MongoDB, Inc., Class A
(a)
674 195,992
Shopify, Inc., Class A
(a)
3,624 268,430
Snowflake, Inc., Class A
(a)
2,329 266,042
2,074,936
Technology Hardware & Equipment – 0.7%
Pure Storage, Inc., Class A
(a)
1,932 99,092
Total Common Stocks (cost $11,570,119) 14,626,683
Investment Companies – 0.6%
Registered Investment Companies – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%
(c)(d)
(cost $81,938) 81,938 81,938
Total Investments (cost $11,652,057) 100.0% 14,708,621
Liabilities, Less Cash and Receivables 0.0% (4,721)
Net Assets 100.0% 14,703,900
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $877,528 and the value of the collateral was $890,291, consisting of
U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)
The rate shown is the 1-day yield as of August 31, 2024.
Holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:
Description
Value ($)
2/29/24 Purchases ($)
1
Sales ($)
Value ($)
8/31/24
Dividends/
Distributions ($)
Investment Companies – 0.6%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 228,888 1,445,524 (1,592,474) 81,938 4,431
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 180,158 2,806,056 (2,986,214) — 968
2
Total – 0.6% 409,046 4,251,580 (4,578,688) 81,938 5,399
1
Includes reinvested dividends/distributions.

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2024 (Unaudited)
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at
$877,528)—Note 2(b ):
–
Unaffiliated issuers 11,570,119 14,626,683
Affiliated issuers 81,938 81,938
Dividends receivable 1,103
Securities lending income receivable 308
14,710,032
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 6,132
6,132
Net Assets ($) 14,703,900
Composition of Net Assets ($):
Paid-in capital 11,404,422
Total distributable earnings (loss) 3,299,478
Net Assets ($) 14,703,900
Shares outstanding no par value (unlimited shares authorized): 450,001
Net asset value per share 32.68
Market price per share 32.70

6
STATEMENT OF OPERATIONS
Six Months Ended August 31, 2024 (Unaudited)
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 8,981
Affiliated issuers 4,431
Income from securities lending—Note 2(b ) 968
Total Income 14,380
Expenses:
Management fee—Note 3(a) 36,105
Total Expenses 36,105
Net Investment
(Loss)
(21,725)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments 304,252
Net change in unrealized appreciation (depreciation) on investments 458,501
Net Realized and Unrealized Gain (Loss) on Investments 762,753
Net Increase (Decrease) in Net Assets Resulting from Operations 741,028

7
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Six Months Ended
August 31, 2024
(Unaudited)
For the Period from
May 18, 2023
(a)
to
February 29, 2024
Operations ($):
Net investment
(loss)
(21,725) (29,129)
Net realized gain (loss) on investments 304,252 (20,599)
Net change in unrealized appreciation (depreciation) on investments 458,501 2,598,063
Net Increase from Payment by Affiliate — 3,973
Net Increase (Decrease) in Net Assets Resulting from Operations 741,028 2,552,308
Beneficial Interest Transactions ($):
Proceeds from shares sold — 11,410,535
Transaction fees—Note 5 — 29
Increase (Decrease) in Net Assets from Beneficial Interest Transactions — 11,410,564
Total Increase (Decrease) in Net Assets 741,028 13,962,872
Net Assets ($):
Beginning of Period 13,962,872 —
End of Period 14,703,900 13,962,872
Changes in Shares Outstanding:
Shares sold — 450,001
Net Increase (Decrease) in Shares Outstanding — 450,001
(a)
Commencement of operations.

8
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
Six Months
Ended August
31, 2024
(Unaudited)
For the Period
from
May 18, 2023
(a)
to February 29,
2024
Per Sh are Data ($):
Net asset value, beginning of period 31.03 25.00
Investment Operations:
Net investment (loss)
(b)
(0.05) (0.07)
Net realized and unrealized gain (loss) on investments 1.70 6.09
Payment by Affiliate — 0.01
(c)
Total from Investment Operations 1.65 6.03
Transaction fees
(b)
— 0.00
(d)
Net asset value, end of period 32.68 31.03
Market price, end of period 32.70 30.98
Net Asset Value Total Return (%)
(e)
5.31 24.11
(f)
Market Price Total Return (%)
(e)
5.55 23.92
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.50
(g)
0.50
(g)
Ratio of net investment (loss) to average net assets (0.30)
(g)
(0.33)
(g)
Portfolio Turnover Rate
(h)
25.96 12.39
Net Assets, end of period ($ x 1,000) 14,704 13,963
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The total return for the fund was not materially impacted by the reimbursement to the fund for fund losses relating to trade processing error.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on The
NASDAQ Stock Market LLC.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

9
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon Innovators ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund.
The investment objective of the fund is to seek long-term capital growth. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton
Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was
formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the
Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The NASDAQ Stock
Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities.
Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund.
Individual Fund Shares may only be purchased and sold on the The NASDAQ Stock Market LLC., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation:
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
— unadjusted quoted prices in active markets for identical investments.
Level 2
— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
— significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of August 31, 2024 in valuing the fund’s investments:
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and
Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2024, BNY earned
$132 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 14,626,683 — — 14,626,683
Investment Companies 81,938 — — 81,938
†
See Statement of Investments for additional detailed categorizations, if any.

11
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the
Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and
Liabilities. As of August 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Innovation-Driven Company Risk: There can be no assurance that a company identified as an innovation-driven company by NIMNA will ultimately introduce or benefit from a new product or service or that such product or service may not be significantly delayed or have the affect NIMNA anticipated. The returns on a portfolio of securities that are viewed by NIMNA as innovation-driven companies may trail the returns of a portfolio that is not limited to securities of innovation-driven companies. Investing only in securities of innovation-
driven companies may affect the fund’s exposure to certain types of investments and may adversely impact the fund’s performance depending on whether such investments are in or out of favor in the market.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices.  The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share
(premium) or less than the net asset value per share (discount).  This risk is heightened in times of market volatility or periods of steep market declines.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended
(the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Assets ($) Liabilities ($)
Securities Lending 877,528 —
Total gross amount of assets and liabilities in the Statement of
Assets and Liabilities 877,528 —
Collateral (received)/posted not offset in the Statement of
Assets and Liabilities (877,528)
†
—
Net Amount — —
†
The value of the related collateral received by the fund normally exceeded the value of the securities loaded by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding the collateral received for open securities lending.

12
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.
The tax year in the period ended February 29, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $20,599 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 29, 2024. These short-term capital losses can be carried forward for an unlimited period.
The fund had no distributions paid to shareholders during the fiscal year ended February 29, 2024. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended August 31,
2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.25% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $6,132.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.

13
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended August 31, 2024, amounted to $3,807,815 and $3,681,686, respectively.
At August 31, 2024, accumulated net unrealized appreciation on investments was $3,056,564, consisting of gross appreciation of $4,319,363 and gross depreciation of $1,262,799.
At August 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of August 31, 2024, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 379,401 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2024, the fund had no in-
kind transactions.

14
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

15
Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

16
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each member of the Board serves as a Board member of each fund within the Registrant. The Board members are not compensated directly by the Registrant. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Registrant.

17
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on May 7, 2024, the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons”
of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals: (i) to continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Innovators ETF (the “fund”); (ii) to continue the sub-investment advisory agreement (the “Sub-Investment
Advisory Agreement”) between the Adviser and Newton Investment Management North America, LLC (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund; and (iii) to continue the sub-sub-investment advisory agreement (the “SSIA Agreement”) between the Sub-Adviser and Newton Investment Management Limited (“NIM”), also an affiliate of the Adviser, on behalf of the fund, which permits the Sub-Adviser to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”) available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Management Agreement, the Sub-
Advisory Agreement and the SSIA Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements”. The
Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser, Sub-Adviser and NIM provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under each respective Agreement, (ii) nature, extent and quality of services expected to be provided by NIM under the SSIA Agreement, (iii) investment performance of the fund, (iv) profits realized by the Adviser and its affiliates from its relationship with the fund, (v) fees charged to comparable funds, (vi) other benefits to the Adviser,
Sub-Adviser, NIM and/or their affiliates, and (vii) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser, Sub-Adviser and NIM separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other mid-cap growth exchange-traded funds (“ETFs”) (the “Performance Group”) and with a broader group of retail and institutional mid-cap growth funds and ETFs (the “Performance Universe”) for the three-month, six-month and nine-month periods ended March 31, 2024; and
(ii) comparing the fund’s contractual management fees and total expenses with a group of other mid-cap growth ETFs (the “Expense
Group”) and, with respect to total expenses, with a broader group of mid-cap growth ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser, as well as the nature, extent and quality of services expected to be provided by NIM. In doing so, the Board relied on its prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s, Sub-Adviser’s and NIM’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, Sub-Adviser and NIM, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s and NIM’s best execution procedures as well as the Adviser’s, Sub-Adviser’s and NIM’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser and NIM. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser. With respect to NIM, the Board also considered the
Adviser’s favorable assessment of the nature and quality of services expected to be provided by NIM.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was below the Performance Group median for the three-month, six-month and nine-month periods ended March 31, 2024, below the
Performance Universe median and benchmark for the three-month and nine-month periods ended March 31, 2024, and above the
Performance Universe median and benchmark for the six-month period ended March 31, 2024. Representatives of the Adviser indicated
that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The representatives noted the limited time period of the performance information, and further noted that the fund had outperformed the largest thematic fund included the
Performance Group for the six-month and nine-month periods ended March 31, 2024.

18
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
(continued)
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds (i.e., other mid-cap growth ETFs). The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The
Board noted the fund’s contractual management fee was less than the Expense Group median and the fund’s total expenses were less than the Expense Group median and Expense Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund. Furthermore, the Board noted NIM would not receive a fee in connection with providing the Investment Advisory Services.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser, NIM or their affiliates benefited in other ways from their relationship with the fund, including any soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of
New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The
Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable, and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2024 BNY Mellon Securities Corporation
Code-4867NCSRSA0824

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2024
BNY Mellon Women’s Opportunities ETF: BKWO
Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC
IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.
Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 6
Statement of Operations 7
Statement of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 15
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 16
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 17
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 18
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

BNY Mellon Women’s Opportunities ETF
Statement of Investments
August 31, 2024 (Unaudited)
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description Shares Value ($)
Common Stocks – 98.9%
Banks – 6.4%
Bank of America Corp. 5,483 223,432
First Horizon Corp. 7,739 128,390
JPMorgan Chase & Co. 2,252 506,250
858,072
Capital Goods – 4.8%
Eaton Corp. PLC 655 201,039
nVent Electric PLC 1,935 131,503
Trane Technologies PLC 848 306,688
639,230
Commercial & Professional Services – 0.9%
Veralto Corp. 1,031 115,915
Consumer Discretionary Distribution & Retail – 7.0%
Amazon.com, Inc.
(a)
4,280 763,980
Best Buy Co., Inc. 1,783 179,013
942,993
Consumer Services – 2.3%
Bright Horizons Family Solutions, Inc.
(a)
2,156 303,392
Energy – 3.1%
ConocoPhillips 1,012 115,155
Occidental Petroleum Corp. 2,773 158,006
Schlumberger NV 3,384 148,862
422,023
Financial Services – 2.8%
Mastercard, Inc., Class A 784 378,939
Food, Beverage & Tobacco – 1.8%
Coca-Cola Co. (The) 3,287 238,209
Health Care Equipment & Services – 7.9%
Addus HomeCare Corp.
(a)
1,152 153,227
Boston Scientific Corp.
(a)
3,665 299,760
Centene Corp.
(a)
2,400 189,192
Cooper Cos., Inc. (The)
(a)
1,652 174,666
Hologic, Inc.
(a)
1,816 147,532
Intuitive Surgical, Inc.
(a)
212 104,438
1,068,815
Household & Personal Products – 2.0%
Procter & Gamble Co. (The) 1,558 267,259
Insurance – 2.1%
Progressive Corp. (The) 1,103 278,177
Materials – 0.7%
Constellium SE
(a)
5,856 98,205
Media & Entertainment – 5.0%
Meta Platforms, Inc., Class A 887 462,402
Pinterest, Inc., Class A
(a)
3,204 102,656
Walt Disney Co. (The) 1,248 112,794
677,852
Pharmaceuticals, Biotechnology & Life Sciences – 11.0%
AbbVie, Inc. 2,158 423,637
Alnylam Pharmaceuticals, Inc.
(a)
480 126,091

Statement of Investments
(continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 11.0% (continued)
Avantor, Inc.
(a)
5,402 139,588
Eli Lilly & Co. 410 393,608
Illumina, Inc.
(a)
989 129,954
Natera, Inc.
(a)
668 78,998
Zoetis, Inc., Class A 1,043 191,380
1,483,256
Real Estate Management & Development – 1.0%
CoStar Group, Inc.
(a)
1,779 137,517
Semiconductors & Semiconductor Equipment – 10.2%
Micron Technology, Inc. 1,757 169,094
NVIDIA Corp. 8,760 1,045,681
Texas Instruments, Inc. 756 162,041
1,376,816
Software & Services – 18.7%
Accenture PLC, Class A 761 260,224
Akamai Technologies, Inc.
(a)
1,517 154,491
HubSpot, Inc.
(a)
476 237,557
Intuit, Inc. 496 312,609
Microsoft Corp. 2,646 1,103,753
Shopify, Inc., Class A
(a)
4,488 332,426
Workday, Inc., Class A
(a)
405 106,592
2,507,652
Technology Hardware & Equipment – 5.1%
Apple, Inc. 2,976 681,504
Transportation – 4.4%
FedEx Corp. 655 195,694
Uber Technologies, Inc.
(a)
5,337 390,295
585,989
Utilities – 1.7%
Dominion Energy, Inc. 4,163 232,712
Total Common Stocks (cost $9,870,716) 13,294,527
Investment Companies – 1.1%
Registered Investment Companies – 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%
(b)(c)
(cost $148,416) 148,416 148,416
Total Investments (cost $10,019,132) 100.0% 13,442,943
Cash and Receivables (Net) 0.0% 1,603
Net Assets 100.0% 13,444,546
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of August 31, 2024.

See Notes to Statement of Investments
Holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:
Description
Value ($)
2/29/24 Purchases ($)
1
Sales ($)
Value ($)
8/31/24
Dividends/
Distributions ($)
Investment Companies – 1.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 107,148 120,803 (79,535) 148,416 3,536
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares — 2,552 (2,552) — 19
2
Total – 1.1% 107,148 123,355 (82,087) 148,416 3,555
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2024 (Unaudited)
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 9,870,716 13,294,527
Affiliated issuers 148,416 148,416
Dividends receivable 7,112
13,450,055
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 5,509
5,509
Net Assets ($) 13,444,546
Composition of Net Assets ($):
Paid-in capital 10,000,029
Total distributable earnings (loss) 3,444,517
Net Assets ($) 13,444,546
Shares outstanding no par value (unlimited shares authorized): 400,001
Net asset value per share 33.61
Market price per share 33.62

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2024 (Unaudited)
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 48,937
Affiliated issuers 3,536
Income from securities lending—Note 2(b ) 19
Total Income 52,492
Expenses:
Management fee—Note 3(a) 32,402
Total Expenses 32,402
Net Investment
Income
20,090
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments 58,689
Net change in unrealized appreciation (depreciation) on investments 763,012
Net Realized and Unrealized Gain (Loss) on Investments 821,701
Net Increase (Decrease) in Net Assets Resulting from Operations 841,791

STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Six Months Ended
August 31, 2024
(Unaudited)
For the Period from
May 18, 2023
(a)
to
February 29, 2024
Operations ($):
Net investment
income
20,090 42,506
Net realized gain (loss) on investments 58,689 (70,123)
Net change in unrealized appreciation (depreciation) on investments 763,012 2,660,799
Net Increase (Decrease) in Net Assets Resulting from Operations 841,791 2,633,182
Distributions to shareholders — (30,456)
Beneficial Interest Transactions ($):
Proceeds from shares sold — 10,000,025
Transaction fees—Note 5 — 4
Increase (Decrease) in Net Assets from Beneficial Interest Transactions — 10,000,029
Total Increase (Decrease) in Net Assets 841,791 12,602,755
Net Assets ($):
Beginning of Period 12,602,755 —
End of Period 13,444,546 12,602,755
Changes in Shares Outstanding:
Shares sold — 400,001
Net Increase (Decrease) in Shares Outstanding — 400,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
Six Months
Ended August
31, 2024
(Unaudited)
For the Period
from
May 18, 2023
(a)
to February 29,
2024
Per Share Data ($):
Net asset value, beginning of period 31.51 25.00
Investment Operations:
Net investment income
(b)
0.05 0.11
Net realized and unrealized gain (loss) on investments 2.05 6.48
Total from Investment Operations 2.10 6.59
Dividends from net investment income — (0.08)
Transaction fees
(b)
— 0.00
(c)
Net asset value, end of period 33.61 31.51
Market price, end of period 33.62 31.55
Net Asset Value Total Return (%)
(d)
6.68 26.36
(e)
Market Price Total Return (%)
(d)
6.56 26.53
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.50
(f)
0.50
(f)
Ratio of net investment income to average net assets 0.31
(f)
0.50
(f)
Portfolio Turnover Rate
(g)
19.07 24.71
Net Assets, end of period ($ x 1,000) 13,445 12,603
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on The
NASDAQ Stock Market LLC.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon Women's Opportunities ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-
ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund.
The investment objective of the fund is to seek long-term capital growth. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton
Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was
formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the
Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The NASDAQ Stock
Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities.
Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund.
Individual Fund Shares may only be purchased and sold on the The NASDAQ Stock Market LLC., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation:
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
— unadjusted quoted prices in active markets for identical investments.
Level 2
— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
— significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of August 31, 2024 in valuing the fund’s investments:
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and
Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2024, BNY earned
$3 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the
Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and
Liabilities. As of August 31, 2024, the fund had no securities lending.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 13,294,527 — — 13,294,527
Investment Companies 148,416 — — 148,416
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Investment Theme Risk: The fund’s incorporation of Women’s Opportunities considerations into its investment approach may cause the fund to make different investments than funds that invest principally in equity securities but do not incorporate Women’s Opportunities considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate Women’s Opportunities considerations. For example, the incorporation of Women’s Opportunities considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of Women’s Opportunities considerations may also affect the fund’s exposure to certain sectors and/or types of investments and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIMNA’s security selection process incorporates Women’s
Opportunities data provided by third parties, which may be limited for certain issuers and/or only take into account one or a few Women’s
Opportunities related components. In addition, Women’s Opportunities data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide Women’s
Opportunities data. Women’s Opportunities data from third parties used by NIMNA as part of its process often lacks standardization, consistency and transparency, and for certain issuers such data may not be available complete or accurate. NIMNA’s evaluation of Women’s
Opportunities factors relevant to a particular issuer may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate Women’s Opportunities data from other sources or utilize other methodologies.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As will all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share
(premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended
(the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.
The tax year ended February 29, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $69,408 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 29, 2024. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended February 29, 2024 were as follows: ordinary income
$30,456. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a)
Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended August 31,
2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.25% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b)
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $5,509.
(c)
Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended August 31, 2024, amounted to $2,426,779 and $2,444,424, respectively.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
At August 31, 2024, accumulated net unrealized appreciation on investments was $3,423,811, consisting of gross appreciation of $3,553,289 and gross depreciation of $129,478.
At August 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of August 31, 2024, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 381,701 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2024, the fund had no in-
kind transactions.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each member of the Board serves as a Board member of each fund within the Registrant. The Board members are not compensated directly by the Registrant. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on May 7, 2024, the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons”
of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals: (i) to continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Women’s Opportunities ETF (the “fund”); (ii) to continue the sub-investment advisory agreement (the “Sub-
Investment Advisory Agreement”) between the Adviser and Newton Investment Management North America, LLC (the “Sub-Adviser”),
an affiliate of the Adviser, on behalf of the fund; and (iii) to continue the sub-sub-investment advisory agreement (the “SSIA Agreement”)
between the Sub-Adviser and Newton Investment Management Limited (“NIM”), also an affiliate of the Adviser, on behalf of the fund, which permits the Sub-Adviser to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”)
available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Management Agreement, the
Sub-Advisory Agreement and the SSIA Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements”.
The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser, Sub-Adviser and NIM provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under each respective Agreement, (ii) nature, extent and quality of services expected to be provided by NIM under the SSIA Agreement, (iii) investment performance of the fund, (iv) profits realized by the Adviser and its affiliates from its relationship with the fund, (v) fees charged to comparable funds, (vi) other benefits to the Adviser,
Sub-Adviser, NIM and/or their affiliates, and (vii) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser, Sub-Adviser and NIM separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other large blended exchange-traded funds (“ETFs”) (the “Performance Group”) and with a broader group of retail and institutional large blended funds and
ETFs (the “Performance Universe”) for the three-month, six-month and nine-month periods ended March 31, 2024; and (ii) comparing the fund’s contractual management fees and total expenses with a group of other large blended ETFs (the “Expense Group”) and, with respect to total expenses, with a broader group of large blended ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser, as well as the nature, extent and quality of services expected to be provided by NIM. In doing so, the Board relied on its prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s, Sub-Adviser’s and NIM’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, Sub-Adviser and NIM, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s and NIM’s best execution procedures as well as the Adviser’s, Sub-Adviser’s and NIM’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser and NIM. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser. With respect to NIM, the Board also considered the
Adviser’s favorable assessment of the nature and quality of services expected to be provided by NIM.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians and above its benchmark for the three-month, six-month and nine-
month periods ended March 31, 2024. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.

Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds (i.e., other large blended ETFs). The Board explored with management the differences between the fund’s fee and fees paid by similar funds.
The Board noted the fund’s contractual management fee was slightly higher than the Expense Group median and the fund’s total expenses were slightly higher than the Expense Group median and slightly lower than the Expense Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund. Furthermore, the Board noted NIM would not receive a fee in connection with providing the Investment Advisory Services.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser, NIM or their affiliates benefited in other ways from their relationship with the fund, including any soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of
New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The
Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable, and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2024 BNY Mellon Securities Corporation
Code-4868NCSRSA0824

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 16. Controls and Procedures.
(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.
Item 19. Exhibits.
(a)(1)   Not applicable.

(a)(2)   Not applicable.

(a)(3)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Not applicable.

(a)(3)(2) Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    10/25/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    10/25/2024

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    10/25/2024

* Print the name and title of each signing officer under his or her signature.